Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation techniques	Sep. 30, 2021 USD ($)
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account – money market funds	$ 201,262,131
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account – money market funds
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments held in Trust Account – money market funds